Short-term and Long-term Investments (Tables)	9 Months Ended
Sep. 30, 2013
Investments Debt And Equity Securities [Abstract]
Summary of Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Investments

The following table summarizes the amortized cost, gross unrealized gains and losses and fair value of available-for-sale investments as of September 30, 2013:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate Fair Value

U.S. government debt securities	$205,747	$27	$(6)	$205,768
Commercial paper	10,242	6	(1)	10,247
Certificates of deposit	1,768	—	(2)	1,766

Total	$217,757	$33	$(9)	$217,781

Summary of Estimated Fair Value of Available-for-Sale Investments Classified by Contractual Maturities

The estimated fair value of available-for-sale investments classified by their contractual maturities as of September 30, 2013 was as follows:

Due within one year	$136,672
After one year through two years	81,109

Total	$217,781